Fidelity® Money Market
Central Fund

Annual Report

September 30, 2002

CFM-ANN-1102
1.743123.102

Investments September 30, 2002

Showing Percentage of Net Assets

Certificates of Deposit - 40.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 2.0%
Chase Manhattan Bank USA NA
11/13/02	1.70%	$ 5,000,000	$ 5,000,000
2/10/03	1.68	5,000,000	5,000,000
World Savings Bank FSB
10/9/02	1.80	5,000,000	4,999,967
			14,999,967
London Branch, Eurodollar, Foreign Banks - 18.0%
ABN-AMRO Bank NV
11/12/02	1.96	10,000,000	10,000,000
Alliance & Leicester PLC
10/15/02	1.80	5,000,000	5,000,010
Australia & New Zealand Banking Group Ltd.
12/16/02	2.11	10,000,000	10,000,000
Banco Bilbao Vizcaya Argentaria SA
2/18/03	1.77	5,000,000	5,009,237
Barclays Bank PLC
10/10/02	1.80	5,000,000	5,000,000
10/17/02	1.83	5,000,000	5,000,000
11/12/02	1.96	5,000,000	5,000,000
12/13/02	2.07	5,000,000	5,000,000
Bayerische Hypo-und Vereinsbank AG
11/8/02	2.05	5,000,000	5,000,000
11/21/02	1.85	23,000,000	23,000,000
2/19/03	1.70	5,000,000	5,000,000
BNP Paribas SA
11/20/02	1.85	5,000,000	5,000,000
HBOS Treasury Services PLC
10/11/02	1.80	5,000,000	5,000,000
11/20/02	1.85	5,000,000	5,000,000
11/26/02	1.75	5,000,000	5,000,000
3/20/03	1.76	10,000,000	10,000,000
ING Bank NV
1/21/03	1.70	5,000,000	5,000,000
1/21/03	1.80	5,000,000	5,000,000
Landesbank Baden-Wuerttemberg
2/21/03	1.70	5,000,000	5,000,098
Nordea Bank Finland PLC
2/27/03	1.76	5,000,000	5,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - continued
Westdeutsche Landesbank Girozentrale
11/8/02	2.01%	$ 5,000,000	$ 5,000,000
			138,009,345
New York Branch, Yankee Dollar, Foreign Banks - 20.0%
Abbey National Treasury Services PLC
10/3/02	1.73 (a)	5,000,000	4,998,483
10/10/02	1.72 (a)	5,000,000	4,998,430
Bayerische Hypo-und Vereinsbank AG
10/15/02	1.81	5,000,000	5,000,000
BNP Paribas SA
12/13/02	2.08	5,000,000	5,000,000
12/27/02	1.73	10,000,000	10,000,000
Canadian Imperial Bank of Commerce
11/12/02	1.70	5,000,000	5,000,000
Commerzbank AG
10/8/02	1.83	5,000,000	5,000,000
Credit Agricole Indosuez
12/13/02	2.08	5,000,000	5,000,000
Deutsche Bank AG
10/1/02	1.74 (a)	15,000,000	15,000,000
10/7/02	1.71 (a)	18,000,000	17,998,373
10/22/02	1.72 (a)	5,000,000	4,998,562
Dexia Bank SA
10/28/02	1.72 (a)	5,000,000	4,998,559
Royal Bank of Canada
10/7/02	1.73 (a)	5,000,000	4,999,684
10/21/02	1.73 (a)	5,000,000	4,999,567
10/25/02	1.71 (a)	5,000,000	4,998,553
Royal Bank of Scotland PLC
10/28/02	2.07	5,000,000	5,000,000
11/20/02	2.55	10,000,000	9,997,766
Societe Generale
10/21/02	1.74 (a)	5,000,000	4,999,063
10/25/02	1.73 (a)	5,000,000	4,998,573
Svenska Handelsbanken AB
10/1/02	1.74 (a)	5,000,000	4,997,930
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
UBS AG
12/13/02	2.07%	$ 20,000,000	$ 20,000,000
			152,983,543
TOTAL CERTIFICATES OF DEPOSIT			305,992,855
Commercial Paper - 14.6%

AT&T Corp.
10/7/02	2.31	5,000,000	4,998,075
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/9/02	1.81	10,000,000	9,996,000
Danske Corp.
11/19/02	1.80	10,000,000	9,975,636
Edison Asset Securitization LLC
10/2/02	1.81	10,000,000	9,999,500
10/8/02	1.80	5,000,000	4,998,260
11/1/02	2.02	5,000,000	4,991,389
2/18/03	1.78	5,000,000	4,965,583
Fortis Funding LLC
2/7/03	1.71	5,000,000	4,969,542
GE Capital International Funding, Inc.
2/19/03	1.75	5,000,000	4,966,121
Goldman Sachs Group, Inc.
2/21/03	1.75	5,000,000	4,965,640
Montauk Funding Corp.
10/25/02	1.78 (a)	21,000,000	21,000,000
Salomon Smith Barney Holdings, Inc.
10/22/02	1.76	10,000,000	9,989,792
11/26/02	1.75	5,000,000	4,986,467
Svenska Handelsbanken, Inc.
11/15/02	1.97	6,225,000	6,209,827
Wells Fargo & Co.
12/20/02	1.73	5,000,000	4,980,889
TOTAL COMMERCIAL PAPER			111,992,721
Federal Agencies - 22.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 15.0%
Agency Coupons - 1.8%
10/10/02	1.68% (a)	$ 8,950,000	$ 8,948,254
7/30/03	2.19	5,000,000	5,000,000
			13,948,254
Discount Notes - 13.2%
10/30/02	1.96	5,000,000	4,992,186
11/13/02	1.87	33,500,000	33,425,974
12/4/02	1.91	12,000,000	11,959,573
12/11/02	1.90	25,000,000	24,907,306
1/10/03	2.25	21,255,000	21,122,915
2/5/03	2.24	5,000,000	4,961,106
			101,369,060
			115,317,314
Federal Home Loan Bank - 4.6%
Agency Coupons - 4.6%
9/5/03	2.03	10,000,000	9,998,248
9/8/03	2.00	15,000,000	14,999,399
9/23/03	2.09	5,000,000	5,000,000
10/17/03	2.06	5,000,000	5,000,000
			34,997,647
Freddie Mac - 2.6%
Agency Coupons - 0.6%
9/22/03	2.06	5,000,000	5,000,000
Discount Notes - 2.0%
10/30/02	1.96	15,000,000	14,976,558
			19,976,558
TOTAL FEDERAL AGENCIES			170,291,519
Bank Notes - 1.9%

Bank One NA, Chicago
3/24/03	1.70	10,000,000	10,000,000
U.S. Bank NA, Cincinnati
10/28/02	1.74 (a)	5,000,000	4,998,836
TOTAL BANK NOTES			14,998,836
Master Notes - 2.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Motors Acceptance Corp. Mortgage Credit
10/1/02	2.27% (a)(b)	$ 5,000,000	$ 5,000,000
Goldman Sachs Group, Inc.
10/1/02	2.11 (a)(b)	5,000,000	5,000,000
10/1/02	2.12 (a)(b)	5,000,000	5,000,000
TOTAL MASTER NOTES			15,000,000
Medium-Term Notes - 4.6%

GE Life & Annuity Assurance Co.
10/1/02	1.93 (a)(b)	15,000,000	15,000,000
General Electric Capital Corp.
10/9/02	1.84 (a)	5,000,000	5,000,000
10/17/02	1.85 (a)	5,000,000	5,000,000
Harwood Street Funding I LLC
10/21/02	1.95 (a)	5,000,000	5,000,000
Verizon Global Funding Corp.
12/16/02	2.08 (a)	5,000,000	5,000,000
TOTAL MEDIUM-TERM NOTES			35,000,000
Short-Term Notes - 1.3%

New York Life Insurance Co.
10/1/02	1.99 (a)(b)	5,000,000	5,000,000
SMM Trust 2001 M
12/13/02	1.82 (a)(b)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES			10,000,000
Repurchase Agreements - 13.3%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations dated 9/30/02 due 10/1/02 At 1.97%)	$ 11,755,644	11,755,000
With:
Banc of America Securities LLC At 2.1%, dated 9/30/02 due 10/1/02 (Collateralized by Corporate Obligations with principal amounts of $36,944,643, 7.9% - 9%, 2/15/31 - 4/15/31)	35,002,042	35,000,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
With: - continued
Goldman Sachs & Co. At 1.87%, dated 9/25/02 due 10/21/02 (Collateralized by Corporate Obligations with principal amounts of $5,104,002, 1.97%, 10/25/16)	$ 5,006,753	$ 5,000,000
J.P. Morgan Securities, Inc. At 1.88%, dated 9/24/02 due 11/7/02 (Collateralized by Corporate Obligations with principal amounts of $6,355,000, 6% - 6.625%, 12/1/06 - 6/15/11)	5,011,489	5,000,000
Lehman Brothers, Inc. At 1.9%, dated 9/10/02 due 10/16/02 (Collateralized by Corporate Obligations with principal amounts of $4,295,000, 7.375%, 4/1/29)	5,009,500	5,000,000
Merrill Lynch, Pierce, Fenner & Smith At 1.87%, dated 8/12/02 due 11/12/02 (Collateralized by Corporate Obligations with principal amounts of $5,326,000, 6% - 8.5%, 10/15/03 - 4/1/29)	5,023,894	5,000,000
Morgan Stanley & Co. At:
1.88%, dated 9/25/02 due 11/7/02 (Collateralized by Commercial Mortgage Obligations with principal amounts of $500,727,466, 0.94% - 1.90%, 7/25/26 - 11/21/28)	5,011,228	5,000,000
2.08%, dated 9/30/02 due 10/1/02 (Collateralized by Corporate Obligations with principal amounts of $25,672,000, 1.95% - 6.875%, 11/7/02 - 2/6/08)	25,001,444	25,000,000
Salomon Smith Barney At 2.15%, dated 9/30/02 due 10/1/02 (Collateralized by Corporate Obligations with principal amounts of $6,191,000, 6.65% - 9.95%, 3/1/05 - 5/15/31)	5,000,299	5,000,000
TOTAL REPURCHASE AGREEMENTS		101,755,000
TOTAL INVESTMENT PORTFOLIO - 99.9%		765,030,931
NET OTHER ASSETS - 0.1%		587,364
NET ASSETS - 100%		$ 765,618,295
Total Cost for Income Tax Purposes $ 765,030,931
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co. 1.93%, 10/1/02	3/28/02	$ 15,000,000
General Motors Acceptance Corp. Mortgage Credit 2.27%, 10/1/02	9/3/02	$ 5,000,000
Goldman Sachs Group, Inc.: 2.11%, 10/1/02	8/26/02	$ 5,000,000
2.12%, 10/1/02	9/24/02	$ 5,000,000
New York Life Insurance Co. 1.99%, 10/1/02	2/28/02	$ 5,000,000
SMM Trust 2001 M 1.82%, 12/13/02	12/11/01	$ 5,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,000,000 or 5.2% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loans were outstanding amounted to $14,366,500. The weighted average interest rate was 1.89%. Interest earned from the interfund lending program amounted to $1,508 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

A total of 1.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2002

Assets
Investment in securities, at value (including repurchase agreements of $101,755,000) - See accompanying schedule		$ 765,030,931
Interest receivable		1,718,192
Total assets		766,749,123

Liabilities
Payable to custodian bank	$ 7,555
Distributions payable	1,102,166
Other payables and accrued expenses	21,107
Total liabilities		1,130,828

Net Assets		$ 765,618,295
Net Assets consist of:
Paid in capital		$ 765,628,335
Accumulated net realized gain (loss) on investments		(10,040)
Net Assets, for 765,601,849 shares outstanding		$ 765,618,295
Net Asset Value, offering price and redemption price per share ($765,618,295 ÷ 765,601,849 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2002
Investment Income
Interest		$ 17,483,980
Expenses
Non-interested trustees' compensation	$ 2,698
Custodian fees and expenses	25,878
Audit	14,865
Legal	3,726
Insurance	8,051
Miscellaneous	3,808
Total expenses		59,026
Net investment income		17,424,954
Net Realized Gain (Loss) on investment securities		(9,408)
Net increase in net assets resulting from operations		$ 17,415,546

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2002	Year ended September 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,424,954	$ 46,002,845
Net realized gain (loss)	(9,408)	25,857
Net increase (decrease) in net assets resulting from operations	17,415,546	46,028,702
Distributions to shareholders from net investment income	(17,424,954)	(46,002,845)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	-	60,203,355
Reinvestment of distributions	1,490,329	1,428,307
Cost of shares redeemed	(88,297,743)	(85,300,000)
Net increase (decrease) in net assets and shares resulting from share transactions	(86,807,414)	(23,668,338)
Total increase (decrease) in net assets	(86,816,822)	(23,642,481)

Net Assets
Beginning of period	852,435,117	876,077,598
End of period	$ 765,618,295	$ 852,435,117

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2002	2001	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.022	.054	.013
Distributions from net investment income	(.022)	(.054)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.24%	5.51%	1.25%
Ratios to Average Net Assets E
Expenses before expense reductions	.0076%	.0095%	.0133% A
Expenses net of voluntary waivers, if any	.0076%	.0095%	.0133% A
Expenses net of all reductions	.0076%	.0094%	.0133% A
Net investment income	2.24%	5.40%	6.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 765,618	$ 852,435	$ 876,078

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period July 24, 2000 (commencement of operations) to September 30, 2000.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2002

1. Significant Accounting Policies.

Fidelity Money Market Central Fund (the fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income.

Income distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. Fidelity Management and Research Company (FMR) has received an Exemptive order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations, mortgage loan obligations

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements - continued

which may be below investment-grade quality and equity securities. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year. Effective January 1, 2002, the Money Market Insurance program was suspended for the calendar year. FIDFUNDS will not receive premiums and money market insurance will not be provided during this period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

4. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Money Market Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Money Market Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the portfolio of investments, as of September 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period July 24, 2000 (commencement of operations) to September 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Money Market Central Fund as of September 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and for the period July 24, 2000 (commencement of operations) to September 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 29, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 266 funds advised by FMR or an affiliate. Mr. McCoy oversees 268 funds advised by FMR or an affiliate, and Mr. Stavropoulos oversees 231 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1986

President of Money Market Central (2000). Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Money Market Central (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1987

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (48)

Year of Election or Appointment:2000

Vice President of Money Market Central. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (54)

Year of Election or Appointment: 2002

Vice President of Money Market Central. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

John J. Todd (53)

Year of Election or Appointment: 2000

Vice President of Money Market Central. Mr. Todd is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Todd managed a variety of Fidelity funds.

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Money Market Central. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Money Market Central. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Stanley N. Griffith (55)

Year of Election or Appointment: 1998

Assistant Vice President of Money Market Central. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Money Market Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Money Market Central. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), Compliance Officer of FMR Corp., and Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002).

Thomas J. Simpson (44)

Year of Election or Appointment: 1996

Assistant Treasurer of Money Market Central. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Fidelity® Ultra-Short
Central Fund

Annual Report

September 30, 2002

USC-ANN-1102
1.765375.101

Investments September 30, 2002

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.9%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.9%
Media - 1.7%
AOL Time Warner, Inc. 5.625% 5/1/05	$ 15,000,000	$ 14,287,500
Comcast Cable Communications, Inc. 8.125% 5/1/04	4,900,000	4,851,000
News America Holdings, Inc. 8.5% 2/15/05	5,000,000	5,343,395
TCI Communications, Inc.:
6.375% 5/1/03	4,125,000	4,068,100
8.25% 1/15/03	10,000,000	9,957,060
		38,507,055
Multiline Retail - 0.2%
Federated Department Stores, Inc. 8.5% 6/15/03	4,630,000	4,796,513
TOTAL CONSUMER DISCRETIONARY		43,303,568
CONSUMER STAPLES - 0.5%
Tobacco - 0.5%
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	10,000,000	10,214,350
ENERGY - 0.8%
Oil & Gas - 0.8%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	7,650,000	8,041,986
Conoco, Inc. 2.71% 4/15/03 (e)	8,000,000	8,024,456
The Coastal Corp. 2.4225% 7/21/03 (e)	1,500,000	1,425,000
		17,491,442
FINANCIALS - 9.9%
Banks - 2.0%
Bank One Corp. 2.04% 2/20/04 (e)	1,000,000	1,001,223
Home Savings of America FSB 6.5% 8/15/04	10,000,000	10,677,850
KeyCorp. 2.0944% 7/24/03 (e)	5,000,000	5,002,315
Korea Development Bank 6.625% 11/21/03	8,000,000	8,375,376
PNC Funding Corp. 2.2025% 10/29/04 (e)	4,000,000	3,982,816
Sears Roebuck Acceptance Corp. 6.02% 2/18/03	14,950,000	15,165,998
		44,205,578
Diversified Financials - 6.4%
American Gen. Finance Corp. 2.1525% 8/13/04 (e)	5,000,000	5,013,760
CIT Group, Inc. 7.5% 11/14/03	5,000,000	5,191,020
Citigroup, Inc. 1.95% 7/17/03 (e)	1,000,000	1,000,505
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Countrywide Home Loans, Inc.:
2.17% 5/22/03 (e)	$ 5,000,000	$ 5,004,270
5.25% 6/15/04	8,000,000	8,279,504
Credit Suisse First Boston (USA), Inc. 5.875% 8/1/06	5,000,000	5,359,380
Daimler-Chrysler NA Holding Corp. 2.3238% 8/2/04 (e)	8,000,000	7,911,136
Deutsche Telekom International Finance BV 8.25% 6/15/05	8,000,000	8,579,864
Ford Motor Credit Co. 3.7263% 10/25/04 (e)	20,000,000	19,071,900
General Motors Acceptance Corp.:
2.1425% 8/4/03 (e)	7,000,000	6,907,159
2.21% 7/30/04 (e)	3,000,000	2,893,074
2.58% 1/20/04 (e)	2,000,000	1,963,074
6.75% 1/15/06	5,000,000	5,181,765
John Deere Capital Corp. 2.42% 9/17/04 (e)	8,000,000	8,003,200
Merrill Lynch & Co., Inc.:
1.95% 6/24/03 (e)	785,000	785,379
2.1025% 8/1/03 (e)	1,000,000	1,001,567
Morgan Stanley 7.75% 6/15/05	10,000,000	11,202,930
NiSource Finance Corp. 7.5% 11/15/03	4,950,000	4,855,623
Popular North America, Inc. 3.51% 10/15/03 (e)	5,000,000	5,047,150
Salomon Smith Barney Holdings, Inc. 2.1425% 5/4/04 (e)	1,000,000	1,002,928
Sprint Capital Corp. 5.7% 11/15/03	8,000,000	7,285,120
Verizon Global Funding Corp. 6.75% 12/1/05	9,000,000	9,487,539
Verizon Wireless Capital LLC 2.22% 12/17/03 (a)(e)	11,400,000	10,927,390
		141,955,237
Real Estate - 1.5%
Camden Property Trust 7% 4/15/04	7,000,000	7,358,722
EOP Operating LP:
6.5% 1/15/04	7,800,000	8,117,039
7.375% 11/15/03	4,125,000	4,317,691
Mack-Cali Realty LP 7% 3/15/04	12,725,000	13,412,010
Simon Debartolo Group LP 6.625% 6/15/03	1,175,000	1,207,248
		34,412,710
TOTAL FINANCIALS		220,573,525
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.5%
Raytheon Co. 7.9% 3/1/03	$ 10,000,000	$ 10,164,880
Industrial Conglomerates - 0.2%
Tyco International Group SA yankee 2.26% 7/30/03 (e)	5,000,000	4,512,500
Road & Rail - 0.4%
Canadian National Railway Co. yankee 6.625% 5/15/03	5,000,000	5,130,370
Norfolk Southern Corp. 2.43% 7/7/03 (e)	3,950,000	3,953,496
		9,083,866
TOTAL INDUSTRIALS		23,761,246
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.3%
AT&T Corp. 5.625% 3/15/04	8,500,000	8,436,250
British Telecommunications PLC 3.1213% 12/15/03 (e)	10,000,000	9,978,270
Citizens Communications Co. 6.375% 8/15/04	7,000,000	6,650,000
U.S. West Communications 7.2% 11/1/04	5,300,000	4,823,000
		29,887,520
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,000,000	4,350,000
TOTAL TELECOMMUNICATION SERVICES		34,237,520
UTILITIES - 1.2%
Electric Utilities - 0.9%
Dominion Resources, Inc. 6% 1/31/03	6,000,000	6,049,260
Niagara Mohawk Power Corp. 6.875% 4/1/03	7,500,000	7,651,605
Toledo Edison Co. 7.82% 3/31/03	7,000,000	7,079,156
		20,780,021
Gas Utilities - 0.3%
KN Energy, Inc. 6.45% 3/1/03	7,000,000	7,086,583
TOTAL UTILITIES		27,866,604
TOTAL NONCONVERTIBLE BONDS (Cost $378,431,123)		377,448,255
U.S. Government Agency Obligations - 0.1%
	Principal Amount	Value (Note 1)
Freddie Mac 0% 12/5/02 (d) (Cost $3,190,322)	$ 3,200,000	$ 3,190,582
U.S. Government Agency - Mortgage Securities - 6.9%

Fannie Mae - 6.9%
6.5% 5/1/31 (c)	149,000,000	154,521,357
Freddie Mac - 0.0%
6% 8/1/22	158,966	164,626
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $154,310,743)		154,685,983
Asset-Backed Securities - 38.8%

ACE Securities Corp. 2.18% 6/25/32 (e)	19,516,744	19,472,090
ACE Securities Corp. Home Equity Loan Trust:
2.45% 1/25/31 (e)	13,327,000	13,173,903
2.65% 8/25/32 (b)(e)	19,950,000	19,900,125
American Express Credit Account Master Trust:
2.0763% 1/17/06 (e)	10,000,000	10,000,632
2.09% 2/15/08 (e)	10,000,000	9,978,000
2.1663% 12/15/06 (e)	10,000,000	10,017,661
AmeriCredit Automobile Receivables Trust:
5.88% 12/5/05	1,364,096	1,379,578
5.96% 3/12/06	3,849,243	3,930,132
7.15% 8/12/04	3,518,775	3,570,457
Ameriquest Mortgage Securities, Inc.:
2.1% 9/25/32 (e)	9,853,854	9,853,854
2.52% 9/25/32 (e)	5,000,000	4,987,500
Amortizing Residential Collateral Trust:
2.16% 8/25/32 (e)	4,956,040	4,950,619
2.1669% 6/25/32 (e)	19,045,519	18,977,387
2.57% 8/25/32 (e)	15,000,000	14,967,188
2.6138% 10/25/32 (e)	10,000,000	9,950,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
ANRC Auto Owner Trust 7.06% 5/17/04	$ 758,891	$ 767,192
AQ Finance Nim Trust 2.23% 10/25/09 (b)(e)	9,400,000	9,400,000
Arcadia Automobile Receivables Trust 6.51% 9/15/04	6,131,007	6,239,041
Asset Backed Securities Corp. Home Equity Loan Trust 2.0931% 11/15/31 (e)	15,395,722	15,328,929
Bank One Issuance Trust:
2.14% 5/15/08 (b)(e)	15,000,000	15,000,000
2.2188% 12/15/09 (e)	15,000,000	14,972,924
Capital One Master Trust:
2.1663% 7/16/07 (e)	3,000,000	3,000,914
2.1931% 4/16/07 (e)	5,500,000	5,455,533
2.2013% 8/15/06 (e)	7,500,000	7,479,000
2.3063% 9/15/09 (e)	5,000,000	5,014,514
2.3231% 3/15/10 (e)	6,000,000	5,894,531
4.55% 2/15/08	10,000,000	10,367,161
Capital One Multi-Asset Execution Trust 2.48% 7/15/08 (b)(e)	5,355,000	5,328,225
Carco Auto Loan Master Trust 6.43% 11/15/04	6,025,000	6,044,171
CDC Mortgage Capital Trust:
2.51% 1/25/33 (e)	10,000,000	10,000,000
2.8669% 1/25/32 (e)	4,997,655	4,963,460
Chase Credit Card Master Trust 2.1163% 10/15/06 (e)	10,000,000	9,996,916
Chase Credit Card Owner Trust:
2.1331% 10/15/07 (e)	12,000,000	11,977,200
2.1571% 1/15/08 (e)	11,850,000	11,850,000
2.3031% 3/16/09 (e)	1,305,000	1,308,650
DaimlerChrysler Auto Trust:
6.21% 12/8/03	1,062,278	1,066,397
6.66% 1/8/05	3,646,669	3,730,847
Discover Card Master Trust I:
2.1163% 9/16/05 (e)	10,000,000	10,003,746
2.1663% 4/15/06 (e)	5,000,000	5,006,199
2.18% 7/15/07 (e)	17,632,000	17,670,570
2.1963% 8/16/07 (e)	6,300,000	6,310,504
2.1963% 9/18/07 (e)	10,000,000	10,027,273
EQCC Asset Backed Corp. 2.11% 11/25/31 (e)	11,535,915	11,528,705
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
First Security Auto Owner Trust 5.74% 6/15/04	$ 2,529,931	$ 2,534,128
First USA Credit Card Master Trust:
2.07% 1/18/06 (e)	10,000,000	10,004,374
2.1% 10/17/06 (e)	15,000,000	15,018,381
2.15% 9/10/06 (e)	20,400,000	20,431,045
2.15% 5/17/07 (e)	15,000,000	15,017,190
2.16% 7/10/06 (e)	2,750,000	2,750,871
2.18% 11/20/06 (e)	900,000	901,699
2.21% 1/12/09 (e)	15,000,000	15,004,547
Fleet Credit Card Master Trust II 2.15% 10/15/07 (e)	10,000,000	10,000,000
Ford Credit Auto Owner Trust:
6.42% 10/15/03	8,650,000	8,666,799
6.62% 7/15/04	9,171,312	9,360,639
7.07% 4/15/04	7,500,000	7,516,594
GSAMP Trust 2002-NC1 2.48% 7/25/32 (e)	8,861,000	8,862,731
Harley-Davidson Motorcycle Trust 3.77% 4/17/06	4,398,953	4,436,069
Home Equity Asset Trust:
2.25% 2/25/33 (e)	19,900,000	19,900,000
2.61% 6/25/32 (e)	10,000,000	9,951,760
Household Home Equity Loan Trust:
2.12% 4/20/32 (e)	18,108,768	18,041,765
2.21% 12/22/31 (e)	7,910,157	7,910,157
2.2613% 8/20/12 (e)	14,783,046	14,783,046
2.66% 12/22/31 (e)	7,910,157	7,890,382
Household Private Label Credit Card Master Note Trust I:
2.23% 6/16/08 (e)	16,750,000	16,718,946
2.33% 1/18/11 (e)	14,275,000	14,183,551
2.33% 1/18/11 (e)	8,850,000	8,898,925
Key Auto Finance Trust 5.83% 1/15/07	8,139,850	8,282,810
Long Beach Asset Holdings Corp. Nim Trust 2.13% 4/25/09 (a)(e)	5,691,087	5,641,290
Massachusetts RRB Special Purpose Trust BEC-1 6.45% 9/15/05	1,514,883	1,562,696
MBNA Credit Card Master Note Trust:
1.9531% 2/15/07 (e)	13,000,000	13,015,600
2.1981% 10/15/08 (e)	5,000,000	4,991,848
2.2063% 1/15/08 (e)	15,000,000	15,000,000
MBNA Master Credit Card Trust II:
1.9931% 10/15/05 (e)	200,000	200,099
2.0731% 11/15/05 (e)	2,000,000	2,000,840
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
MBNA Master Credit Card Trust II: - continued
2.12% 2/15/07 (e)	$ 5,000,000	$ 5,005,721
2.1331% 10/15/05 (e)	8,450,000	8,457,167
2.1331% 1/15/07 (e)	7,000,000	7,008,987
2.1731% 3/15/06 (e)	5,000,000	5,007,296
2.1831% 2/15/06 (e)	10,000,000	10,010,200
2.1931% 7/17/06 (e)	10,750,000	10,760,209
2.1981% 7/15/07 (e)	15,000,000	15,004,847
Morgan Stanley Dean Witter Capital I Trust:
2.18% 8/25/32 (e)	16,412,117	16,412,117
2.5369% 8/25/32 (e)	9,925,000	9,925,000
Mortgage Asset Backed Securities Trust:
2.26% 10/25/32 (b)(e)	15,000,000	15,000,000
2.67% 10/25/32 (b)(e)	5,000,000	5,000,000
Navistar Financial Owner Trust 7.2% 5/17/04	284,747	285,192
Onyx Acceptance Owner Trust 7.16% 9/15/04	114,172	115,348
Orix Credit Alliance Receivables Trust 7.05% 7/15/04	616,894	628,075
PECO Energy Transition Trust 5.63% 3/1/05	3,033,527	3,082,500
PP&L Transition Bonds LLC 6.6% 3/25/05	2,980,383	3,025,517
Premier Auto Trust 5.59% 2/9/04	2,155,938	2,176,061
Sears Credit Account Master Trust II:
2.07% 6/16/08 (e)	4,000,000	3,988,125
2.15% 2/17/09 (e)	10,000,000	9,962,500
2.265% 8/17/09 (e)	20,000,000	19,973,960
6.2% 7/16/07	416,667	424,400
6.35% 2/16/07	1,512,498	1,525,540
Target Credit Card Master Trust 1.92% 7/25/08 (e)	10,000,000	9,987,500
Toyota Auto Receivables 2000-A Owners Trust 7.18% 8/15/04	3,232,092	3,284,416
Toyota Auto Receivables 2000-B Owner Trust 6.76% 8/15/04	6,106,213	6,233,108
Triad Auto Receivables Owner Trust 2.62% 2/12/07	10,000,000	10,096,875
USAA Auto Owner Trust 2002-1 4.24% 1/15/04	150,247	150,358
WFS Financial Owner Trust:
5.7% 11/20/03	438,824	440,764
7.75% 11/20/04	2,520,069	2,556,396
TOTAL ASSET-BACKED SECURITIES (Cost $866,585,700)		865,848,689
Collateralized Mortgage Obligations - 18.8%
	Principal Amount	Value (Note 1)
Private Sponsor - 1.8%
CS First Boston Mortgage Securities Corp. Series 2001-AR7 Class 3A2, 6.55% 2/25/41 (e)	$ 7,154,026	$ 7,314,991
Residential Funding Mortgage Securities I, Inc.:
Series 1996-S6 Class A9, 7% 3/25/26	1,229,254	1,232,290
Series 2001-S2 Class A3, 7% 1/25/31	2,436	2,442
Washington Mutual Mortgage Securities Corp. floater Series 2002-MS2 Class 1A14, 2.2869% 4/25/32 (e)	30,000,000	30,028,125
TOTAL PRIVATE SPONSOR		38,577,848
U.S. Government Agency - 17.0%
Fannie Mae:
floater:
Series 2000-38 Class F, 2.29% 11/18/30 (e)	12,418,202	12,458,437
Series 2000-40 Class FA, 2.3369% 7/25/30 (e)	10,000,000	10,048,400
REMIC planned amortization class:
Series 1997-68 Class PA, 6.5% 7/18/21	543,332	544,556
Series 1997-74 Class PG, 6.5% 6/18/26	20,000,000	20,549,318
sequential pay:
Series 1997-74 Class G, 6.5% 7/18/24	7,352,694	7,428,840
Series 1999-58 Class AC, 7% 2/18/27	89,729	89,659
Series 2000-41 Class MA 7.35% 4/25/29	1,683,371	1,695,948
Series G94-11 Class Z, 6.5% 10/17/24	5,605,257	5,637,620
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1992-161 Class F, 3.22% 11/25/21 (e)	2,230,929	2,231,821
Series 1992-22 Class HB, 7% 6/25/06	20,707	20,683
Series 1993-174 Class KB, 6% 5/25/08	384,248	386,008
Series 1994-31 Class VC, 6% 11/25/02	330,196	330,450
Fannie Mae guaranteed REMIC pass thru trust:
floater:
Series 2001-34 Class FR, 2.19% 8/18/31 (e)	9,643,045	9,655,484
Series 2001-44 Class FB, 2.1369% 9/25/31 (e)	9,335,207	9,306,034
Series 2001-46 Class F, 2.19% 9/18/31 (e)	26,885,396	26,866,307
Series 2002-65 Class FA, 2.08% 10/25/17 (e)	13,500,000	13,500,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru trust: - continued
planned amortization class:
Series 1999-26 Class KM, 6% 9/25/11	$ 361,343	$ 360,970
Series 2001-16 Class PD, 5.25% 11/25/20	13,591,277	13,817,683
sequential pay Series 2001-17 Class AB, 6.5% 11/25/25	3,580,892	3,595,046
Freddie Mac:
REMIC planned amortization class Series 2158 Class PC, 6% 11/15/06	547,894	549,445
sequential pay:
Series 2005 Class A, 6.5% 10/15/24	1,953,060	1,953,530
Series 2017 Class C, 6.5% 11/15/23	8,413,649	8,489,000
Series 2248 Class A, 7.5% 5/15/28	1,156,406	1,165,061
Freddie Mac Manufactured Housing Ctfs. of Prtn. quaranteed:
floater Series 2338 Class FJ, 1.98% 7/15/31 (e)	16,772,439	16,772,439
REMIC planned amortization class Series 1698 Class PG, 6% 3/15/08	485,091	494,712
Freddie Mac Multi-class Mortgage Ctfs. of Prtn. guaranteed:
floater Series 2474 Class FJ, 2.13% 7/15/17 (e)	33,969,406	33,998,246
REMIC planned amortization class:
Series 1948 Class PK, 7.15% 11/15/25	3,585,537	3,645,840
Series 2061 Class PH, 6% 5/15/16	4,121,914	4,126,703
Series 2073 Class PL, 6.25% 6/15/19	3,549,674	3,579,085
Series 2125 Class OB, 6% 7/15/14	2,061,710	2,066,054
Series 2129 Class PD, 5.75% 9/15/09	11,940,000	12,096,769
Series 2217 Class PJ, 7.5% 8/15/25	1,724,151	1,732,909
sequential pay Series 2201 Class A, 7% 9/15/27	1,139,548	1,149,940
Series 2292 Class KA, 6.5% 3/15/31	8,573,753	8,609,322
Series 2392 Class A, 6% 12/15/28	4,581,465	4,583,323
Series 2435 Class WC, 5.5% 4/15/32	5,825,935	5,861,820
Series 2466 Class AG, 6.5% 6/15/32	19,800,000	19,928,660
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities:
floater:
Series 2001-46 Class FB, 2.13% 5/16/23 (e)	$ 9,838,842	$ 9,842,640
Series 2001-50 Class FV, 1.98% 9/16/27 (e)	28,843,212	28,825,185
Series 2001-62 Class KF, 2.18% 9/16/29 (e)	17,427,712	17,450,891
Series 2002-24 Class FX, 2.33% 4/16/32 (e)	19,130,461	19,202,391
Series 2002-31 Class FW, 2.18% 6/16/31 (e)	25,024,612	25,029,617
Series 2002-5 Class KF, 2.18% 8/16/26 (e)	10,042,366	10,096,585
sequential pay:
Series 2000-34 Class D, 7% 7/20/23	218,060	218,617
Series 2000-37 Class A, 7.15% 6/20/30	40,597	41,681
TOTAL U.S. GOVERNMENT AGENCY		380,033,729
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $419,291,483)		418,611,577
Commercial Mortgage Securities - 8.4%

Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.2063% 2/15/12 (a)(e)	8,300,000	8,317,110
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 2.05% 12/12/13 (a)(e)	4,572,882	4,551,447
Class C, 2.37% 12/12/13 (a)(e)	9,145,764	9,126,558
COMM:
floater:
Series 2000-FL2A Class JLP, 2.5583% 11/15/02 (a)(e)	1,880,000	1,869,425
Series 2000-FL3A:
Class C, 2.5863% 11/15/12 (a)(e)	1,000,000	996,251
Class KQA, 3.2263% 11/15/12 (a)(e)	1,557,000	1,553,594
Series 2001-FL5A:
Class A2, 2.3763% 11/15/13 (a)(e)	8,000,000	8,011,166
Class D, 3.0763% 11/15/13 (a)(e)	8,000,000	8,052,500
Class E, 3.15% 11/15/13 (a)(e)	5,000,000	4,989,063
Series 2002-FL6:
Class F, 3.27% 6/14/14 (a)(e)	6,428,000	6,414,943
Class G, 3.72% 6/14/14 (a)(e)	5,000,000	4,926,563
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp. floater Series 2001-TFLA:
Class A2, 2.38% 2/15/11 (a)(e)	$ 10,000,000	$ 10,029,900
Class G, 3.57% 12/15/11 (a)(e)	3,720,000	3,642,799
Class J230, 4.02% 9/15/11 (a)(e)	5,900,000	5,894,472
Equitable Life Assurance Society of the United States floater Series 174 Class A2, 1.8% 5/15/03 (a)(e)	500,000	500,090
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc.:
floater Series 2001-FL1A Class E, 2.6275% 2/1/11 (a)(e)	500,000	490,000
Series 2001-WTCA Class A1, 2% 9/9/15 (a)(e)	4,110,330	4,061,520
GGP Mall Properties Trust floater Series 2001-C1A Class A1, 2.4263% 12/15/11 (a)(e)	16,890,462	16,890,462
GS Mortgage Trust II floater Series 2001-FL4A Class D, 2.7363% 12/15/05 (e)	4,234,061	4,218,184
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 2.2188% 5/28/20 (a)(e)	10,000,000	10,000,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2000-LLFA:
Class C, 2.16% 11/19/12 (a)(e)	5,000,000	4,956,250
Class D, 2.24% 11/19/12 (a)(e)	5,000,000	4,983,785
Series 2001-LLFA:
Class B, 2.08% 8/16/13 (a)(e)	11,563,000	11,584,045
Class E, 2.41% 7/14/04 (a)(e)	2,000,000	1,997,500
Series 2002-LLFA Class A, 2.07% 6/14/17 (a)(e)	9,376,988	9,315,452
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2001-XLF:
Class D, 3.34% 10/7/13 (a)(e)	3,345,616	3,337,252
Class G1, 4.5938% 10/7/13 (a)(e)	6,000,000	6,000,000
Class G11, 4.97% 10/7/13 (a)(e)	2,200,000	2,194,500
Series 2002-XLF Class F, 3.93% 8/5/14 (e)	11,999,152	11,999,152
Salomon Brothers Mortgage Securities VII, Inc. floater:
Series 2001-CDCA:
Class C, 2.6263% 2/15/13 (a)(e)	7,000,000	6,897,762
Class D, 2.6263% 2/15/13 (a)(e)	4,000,000	3,905,030
Series 2002-CDCA Class B, 2.5763% 11/15/13 (a)(e)	6,000,000	5,979,420
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $187,332,201)		187,686,195
Cash Equivalents - 8.6%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.97%, dated 9/30/02 due 10/1/02)	$ 187,997,301	$ 187,987,000
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.73%, dated 9/30/02 due 10/1/02)	4,098,197	4,098,000
TOTAL CASH EQUIVALENTS (Cost $192,085,000)		192,085,000
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $2,201,226,572)		2,199,556,281
NET OTHER ASSETS - 1.5%		32,762,670
NET ASSETS - 100%		$ 2,232,318,951
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Sold
Eurodollar Contracts
85 Eurodollar 90 Day Index Contracts	June 2004	$ 20,615,687	$ (331,968)
64 Eurodollar 90 Day Index Contracts	Sept. 2004	15,484,800	(244,372)
56 Eurodollar 90 Day Index Contracts	Dec. 2004	13,519,800	(213,611)
124 Eurodollar 90 Day Index Contracts	March 2003	30,533,450	(567,782)
128 Eurodollar 90 Day Index Contracts	June 2003	31,467,200	(602,393)
100 Eurodollar 90 Day Index Contracts	Dec. 2002	24,627,500	(417,875)
137 Eurodollar 90 Day Index Contracts	Sept. 2003	33,571,850	(606,260)
118 Eurodollar 90 Day Index Contracts	Dec. 2003	28,803,800	(515,771)
100 Eurodollar 90 Day Index Contracts	March 2004	24,326,250	(416,413)
41 Eurodollar 90 Day Index Contracts	March 2005	9,880,488	(131,059)
22 Eurodollar 90 Day Index Contracts	June 2005	5,292,100	(53,695)
18 Eurodollar 90 Day Index Contracts	Sept. 2005	4,322,700	(40,946)
7 Eurodollar 90 Day Index Contracts	Dec. 2005	1,678,163	(10,567)
5 Eurodollar 90 Day Index Contracts	March 2006	1,197,000	(1,593)
2 Eurodollar 90 Day Index Contracts	June 2006	478,075	(562)
TOTAL EURODOLLAR CONTRACTS		245,798,863	(4,154,867)
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/Depreciation
Interest Rate Swap
Receive quarterly a floating rate based on 3-month LIBOR and pay quarterly a fixed rate equal to 2.3209% with JP Morgan	April 2004	$ 7,000,000	$ (48,365)

Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $188,037,539 or 8.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,190,582.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of credit quality ratings as a percentage of total value of investments in securities is as follows (ratings are unaudited):
Ratings
U.S. Governments	24.5%
AAA, AA, A	54.8%
BBB	10.6%
BB	0.4%
B	0.0%
CCC, CC, C	0.0%
Not rated	0.9%
Short Term	8.8%
We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Purchases and sales of securities, other than short-term securities, aggregated $2,958,667,579 and $1,736,874,785, respectively, of which long-term U.S. government and government agency obligations aggregated $1,078,422,305 and $1,160,867,476, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $6,352,500. The weighted average interest rate was 1.86%. Interest earned from the interfund lending program amounted to $1,310 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information
At September 30, 2002, the fund had a capital loss carryforward of approximately $362,000 all of which will expire on September 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2002

Assets
Investment in securities, at value (including repurchase agreements of $192,085,000) (cost $ 2,201,226,572) - See accompanying schedule		$ 2,199,556,281
Commitment to sell securities on a delayed delivery basis	$ (154,308,125)
Receivable for securities sold on a delayed delivery basis	154,191,719	(116,406)
Receivable for investments sold, regular delivery		118,203,031
Cash		209
Interest receivable		8,115,752
Total assets		2,325,758,867

Liabilities
Payable for investments purchased Regular delivery	18,148,354
Delayed delivery	69,679,186
Distributions payable	5,271,430
Unrealized loss on swap agreements	48,365
Payable for daily variation on futures contracts	270,100
Other payables and accrued expenses	22,481
Total liabilities		93,439,916

Net Assets		$ 2,232,318,951
Net Assets consist of:
Paid in capital		$ 2,247,649,757
Distributions in excess of net investment income		(419,580)
Accumulated undistributed net realized gain (loss) on investments		(8,921,297)
Net unrealized appreciation (depreciation) on investments		(5,989,929)
Net Assets, for 22,514,129 shares outstanding		$ 2,232,318,951
Net Asset Value, offering price and redemption price per share ($2,232,318,951 ÷ 22,514,129 shares)		$ 99.15

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2002

Investment Income
Interest		$ 42,391,386
Expenses
Non-interested trustees' compensation	$ 4,438
Custodian fees and expenses	21,097
Audit	17,618
Legal	2,436
Miscellaneous	454
Total expenses before reductions	46,043
Expense reductions	(16,577)	29,466
Net investment income (loss)		42,361,920
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments	(4,274,267)
Futures contracts	(436,781)
Swap agreements	(465)
Total net realized gain (loss)		(4,711,513)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,123,926)
Futures contracts	(4,154,867)
Swap agreements	(48,365)
Delayed delivery commitments	71,094
Total change in net unrealized appreciation (depreciation)		(6,256,064)
Net gain (loss)		(10,967,577)
Net increase (decrease) in net assets resulting from operations		$ 31,394,343

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2002	July 16, 2001 (commencement of operations) to September 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,361,920	$ 4,501,031
Net realized gain (loss)	(4,711,513)	(185,681)
Change in net unrealized appreciation (depreciation)	(6,256,064)	266,135
Net increase (decrease) in net assets resulting from operations	31,394,343	4,581,485
Distributions to shareholders from net investment income	(42,708,698)	(4,449,185)
Share transactions Net proceeds from sales of shares	1,444,500,996	799,010,010
Cost of shares redeemed	-	(10,000)
Net increase (decrease) in net assets resulting from share transactions	1,444,500,996	799,000,010
Total increase (decrease) in net assets	1,433,186,641	799,132,310

Net Assets
Beginning of period	799,132,310	-
End of period (including distributions in excess of net investment income of $419,580 and distributions in excess of net investment income of $73,807, respectively)	$ 2,232,318,951	$ 799,132,310
Other Information Shares
Sold	14,524,129	7,990,100
Redeemed	-	(100)
Net increase (decrease)	14,524,129	7,990,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2002	2001 E
Selected Per-Share Data G
Net asset value, beginning of period	$ 100.00	$ 100.00
Income from Investment Operations
Net investment income (loss) D	3.022	.900
Net realized and unrealized gain (loss)	(.743)	.000
Total from investment operations	2.279	.900
Distributions from net investment income	(3.129)	(.900)
Net asset value, end of period	$ 99.15	$ 100.00
Total Return B, C	2.39%	.90%
Ratios to Average Net Assets F
Expenses before expense reductions	.0033%	.0189% A
Expenses net of voluntary waivers, if any	.0033%	.0189% A
Expenses net of all reductions	.0021%	.0189% A
Net investment income (loss)	3.05%	4.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,232,319	$ 799,132
Portfolio turnover rate	167%	282% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 16, 2001 (commencement of operations) to September 30, 2001.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Per-share data has been adjusted for a 1-for-10 reverse stock split effective October 1, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2002

1. Significant Accounting Policies.

Fidelity Ultra-Short Central Fund (the fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 3,556,319
Unrealized depreciation	(9,139,178)
Net unrealized appreciation (depreciation)	(5,582,859)
Undistributed ordinary income	4,444,718
Capital loss carryforward	(362,283)
Total Distributable earnings	$ (1,500,424)
Cost for federal income tax purposes	$ 2,205,139,140

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 42,708,698

2. Operating Policies.

Repurchase Agreements. Fidelity Management and Research Company (FMR) has received an Exemptive order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swaps. The fund may invest in swaps for the purpose of managing its exposure to interest rates, credit or market risk. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically on a net basis.

Interest rate swaps usually involve the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. Gains or losses are realized only upon early termination of the swap agreement. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates will adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedule of Investments under the caption "Swap Agreements."

3. Capital Stock.

On September 19, 2002, the Board of Trustees of the fund approved a one-for-ten reverse stock split in order to adjust the fund's net asset value. The reverse stock split was payable to shareholders of record on October 1, 2002. Share and per-share amounts included in the financials statements and the financial highlights have been restated to reflect the impact of the reverse stock split.

4. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

6. Expense Reductions.

Certain security trades were directed to brokers who paid $1,781 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $14,796.

7. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Ultra-Short Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Ultra-Short Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the portfolio of investments, as of September 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Ultra-Short Central Fund as of September 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 1, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 266 funds advised by FMR or an affiliate. Mr. McCoy oversees 268 funds advised by FMR or an affiliate, and Mr. Stavropoulos oversees 231 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1986

President of Ultra-Short Central (2001). Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Ultra-Short Central (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1987

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Name, Age; Principal Occupation
William S. Stavropoulos (63)

Year of Election or Appointment: 2000

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (48)

Year of Election or Appointment: 2001

Vice President of Ultra-Short Central. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Ultra-Short Central. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Andrew Dudley (37)

Year of Election or Appointment: 2001

Vice President of Ultra-Short Central. Mr. Dudley is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Dudley managed a variety of other Fidelity funds.

Eric D. Roiter (53)

Year of Election or Appointment: 2001

Secretary of Ultra-Short Central. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Ultra-Short Central. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Stanley N. Griffith (55)

Year of Election or Appointment: 2001

Assistant Vice President of Ultra-Short Central. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John H. Costello (56)
Year of Election or Appointment: 2001 Assistant Treasurer of Ultra-Short Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Ultra-Short Central. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), Compliance Officer of FMR Corp., and Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002).

Thomas J. Simpson (44)

Year of Election or Appointment: 2001

Assistant Treasurer of Ultra-Short Central. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report